Warrants (Tables)	3 Months Ended
Feb. 28, 2021
Warrants [Abstract]
Stockholders' equity note, warrants or rights
	Exercise	Number		Shares issuable
Warrant	price ($)	outstanding	Expiry	upon exercise

June 2016 Warrants	19.30	277,478	June 02, 2021	138,739
March 2018 Warrants	6.00	291,666	March 16, 2021	291,666
March 2018 Warrants	6.00	150,000	March 21, 2021	150,000
March 2018 Placement Agent Warrants	7.50	29,166	March 16, 2021	29,166
March 2018 Placement Agent Warrants	7.50	15,000	March 21, 2021	15,000
2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,923,624		21,784,885

Warrant transactions
	Outstanding, December 1, 2020	Issued	Expired	Exercised	Outstanding, February 28, 2021
June 2016 Warrants	277,478	—	—	—	277,478
March 2018 Warrants	441,666	—	—	—	441,666
March 2018 Placement Agent Warrants	44,166	—	—	—	44,166
2018 Firm Warrants	20,000,000	—	—	—	20,000,000
October 2018 Placement Agent Warrants	1,160,314	—	—	—	1,160,314
	21,923,624	—	—	—	21,923,624

	Outstanding, December 1, 2019	Issued	Expired	Exercised	Outstanding, February 29, 2020
June 2016 Warrants	277,478	—	—	—	277,478
October 2017 Warrants	181,818	—	—	—	181,818
October 2017 Placement Agent Warrants	18,181	—	—	—	18,181
March 2018 Warrants	441,666	—	—	—	441,666
March 2018 Placement Agent Warrants	44,166	—	—	—	44,166
2018 Firm Warrants	20,000,000	—	—	—	20,000,000
2018 Pre-Funded Warrants	1,616,667	—	—	(1,616,667)	—
October 2018 Placement Agent Warrants	1,160,314	—	—	—	1,160,314
	23,740,290	—	—	(1,616,667)	22,123,623